Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Year ended 30 June 2026	Land and buildings $’000	Plant and equipment $’000	Mine properties $’000	Capital works in progress $’000	Exploration and evaluation $’000	Total $’000
Cost
At the beginning of the financial year	36,247	243,128	172,050	23,612	72,618	547,655
Acquisitions through business combinations	38,159	36	–	–	–	38,195
Additions	–	–	–	30,205	–	30,205
Changes in closure provision estimate	–	408	–	–	–	408
Disposals	(3,214)	(10,759)	–	–	–	(13,973)
Foreign exchange rate differences	(1,588)	(9,111)	(6,533)	(1,051)	(2,861)	(21,144)
Transfers and other movements	10,708	13,175	5,478	(23,954)	71	5,478
At the end of the financial year	80,312	236,877	170,995	28,812	69,828	586,824
Accumulated depreciation and impairment
At the beginning of the financial year	(20,879)	(154,066)	(46,327)	(9,467)	(4,409)	(235,148)
Depreciation charge for the year	(2,481)	(18,044)	(3,105)	–	–	(23,630)
Impairment reversal for the year	16,842	98,665	36,885	3,621	–	156,013
Disposals	249	10,169	–	–	–	10,418
Foreign exchange rate differences	360	3,439	788	253	328	5,168
Transfers and other movements	–	–	–	–	–	–
At the end of the financial year	(5,909)	(59,837)	(11,759)	(5,593)	(4,081)	(87,179)
Net book value at 30 June 2026	74,403	177,040	159,236	23,219	65,747	499,645

Year ended 30 June 2025
Cost
At the beginning of the financial year	32,458	236,884	171,478	18,779	56,387	515,986
Additions	–	–	42	12,723	17,694	30,459
Changes in closure provision estimate	–	2,100	–	–	–	2,100
Disposals	–	–	–	(372)	(329)	(701)
Foreign exchange rate differences	(435)	(464)	523	322	(135)	(189)
Transfers and other movements	4,224	4,608	7	(7,840)	(999)	–
At the end of the financial year	36,247	243,128	172,050	23,612	72,618	547,655
Accumulated depreciation and impairment
At the beginning of the financial year	(881)	(22,725)	(2,605)	–	(4,825)	(31,036)
Depreciation charge for the year	(2,408)	(17,937)	(4,638)	–	–	(24,983)
Impairment charge for the year	(16,367)	(106,681)	(43,895)	(8,669)	–	(175,612)
Disposals	–	–	–	–	329	329
Foreign exchange rate differences	(1,223)	(6,723)	4,811	(798)	87	(3,846)
Transfers and other movements	–	–	–	–	–	–
At the end of the financial year	(20,879)	(154,066)	(46,327)	(9,467)	(4,409)	(235,148)
Net book value at 30 June 2025	15,368	89,062	125,723	14,145	68,209	312,507

Asset's Useful Life of Mine or Lease
Asset category	Depreciation method
Buildings	2 to 20 years straight-line
Land	Not depreciated
Mine properties (including mineral rights)	Based on ore reserves on a units of production basis
Plant and equipment	2 to 20 years straight-line
Right-of-use assets	Based on the shorter of the asset’s useful life or term of the lease (straight-line)